Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 74.9%
Long-Term Municipal Bonds – 74.9%
American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$	235	$252,657

California – 62.0%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032		1,150	946,456
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 06/01/2023		1,000	1,008,270
5.00%, 06/01/2025		1,000	1,053,435
Bay Area Toll Authority Series 2021 3.96% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,943,893
4.07% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,939,578
California Community Choice Financing Authority 5.00%, 12/01/2053(c)		2,130	2,219,672
California Community Choice Financing Authority (Goldman Sachs Group Inc/The) Series 2021 4.00%, 10/01/2052		1,000	1,003,767
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		1,265	941,918
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)		500	393,225
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		1,000	742,469
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027		2,000	2,117,993
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	489,764
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2035		1,850	1,845,393

		Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030	$	900	$983,482
California Housing Finance Agency
Series 2019-2, Class A 4.00%, 03/20/2033		2,119	2,045,846
Series 2021-1, Class A 3.50%, 11/20/2035		2,582	2,335,511
Series 2021-2, Class X 0.823%, 03/25/2035(d)		985	53,340
California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(a)		2,500	2,495,177
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.01% (MUNIPSA + 0.35%), 08/01/2047(b)		2,000	1,972,245
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026		1,000	1,064,316
California Municipal Finance Authority (California Municipal Finance Authority State Lease) Series 2017-A 5.00%, 06/01/2029		2,320	2,533,329
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 06/30/2028		1,325	1,392,097
5.00%, 12/31/2028		1,700	1,785,945
5.00%, 06/30/2029		2,000	2,095,685
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029		2,140	2,083,548
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		450	458,577
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,060,585
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	1,021,525

		Principal Amount (000)	U.S. $ Value

California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)	$	600	$557,202
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)		545	530,204
California State Public Works Board (California State Public Works Board Lease)
Series 2014-A 5.00%, 09/01/2030		4,375	4,542,880
Series 2022-A 5.00%, 08/01/2023		4,715	4,774,187
California State University
Series 2016-A 5.00%, 11/01/2025		1,000	1,068,532
Series 2017-A 5.00%, 11/01/2025		2,160	2,308,030
5.00%, 11/01/2030		1,000	1,100,191
Series 2020-D 1.49%, 11/01/2028		400	329,673
Series 2021-B 2.274%, 11/01/2034		2,000	1,495,075
California Statewide Communities Development Authority Series 2015 5.00%, 08/15/2028 (Pre-refunded/ETM)		2,200	2,362,311
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)		375	366,383
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016-A 5.00%, 12/01/2041(a)		1,000	970,014
Series 2018-A 5.00%, 12/01/2028(a)		500	518,038
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028		2,915	3,105,059
5.00%, 01/01/2029		2,790	2,962,301
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(a)		120	119,744
5.00%, 07/01/2029(a)		215	208,058
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2025		4,175	4,242,729

		Principal Amount (000)	U.S. $ Value
City of Los Angeles Department of Airports 5.00%, 05/15/2026	$	1,795	$1,890,165
Series 2017-A 5.00%, 05/15/2030		3,585	3,777,581
5.00%, 05/15/2031		1,275	1,341,482
Series 2018 5.00%, 05/15/2023		4,670	4,696,567
Series 2018-D 5.00%, 05/15/2026		2,890	3,035,472
Series 2019 5.00%, 05/15/2031		485	520,605
Series 2020 5.00%, 05/15/2033		1,000	1,140,696
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1) Series 2017 5.00%, 09/01/2031		1,000	1,054,863
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031		305	318,482
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC)
Series 2014-A 5.00%, 03/01/2024		1,955	1,987,662
Series 2014-B 5.00%, 03/01/2026		2,360	2,423,832
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)		1,000	745,637
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)		290	222,384
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033		2,520	2,657,487
County of Los Angeles CA Community Facilities District No 2021-0 Series 2022 5.00%, 09/01/2042		1,800	1,827,329
County of Monterey CA (County of Monterey CA COP) Series 2017 5.00%, 10/01/2029		4,870	5,371,609
County of Sacramento CA Airport System Revenue Series 2018-E 5.00%, 07/01/2032		1,280	1,409,546

	Principal Amount (000)		U.S. $ Value

County of San Diego CA (County of San Diego CA COP) Series 2014-A 5.00%, 10/15/2027	$	1,250	$1,303,875
5.00%, 10/15/2028		1,300	1,355,567
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		1,000	769,623
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		1,250	980,011
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	757,302
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)		1,000	724,947
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(a)		955	791,820
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		1,000	782,276
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		995	740,246
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		1,000	807,137
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)		1,000	749,131
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	696,114
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028		1,505	1,565,848

	Principal Amount (000)		U.S. $ Value

Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	$	235	$231,700
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025		1,000	916,641
Irvine Unified School District Series 2017-A 5.00%, 09/01/2023		925	933,156
Los Angeles Department of Water & Power Series 2018-A 5.00%, 07/01/2028		1,660	1,856,570
Los Angeles Department of Water & Power Power System Revenue Series 2020-B 5.00%, 07/01/2028		365	412,267
5.00%, 07/01/2029		455	523,658
Los Angeles Unified School District/CA
Series 2014-C 5.00%, 07/01/2027		6,815	7,038,000
Series 2021-R 5.00%, 07/01/2023		2,725	2,753,350
Metropolitan Water District of Southern California Series 2021-D 3.80% (MUNIPSA + 0.14%), 07/01/2037(b)		1,000	993,369
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033		450	487,122
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024		510	528,022
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2025		1,310	1,384,088
5.00%, 08/01/2026		1,025	1,083,673
Peralta Community College District Series 2014-A 5.00%, 08/01/2027		5,855	6,047,224
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2039		3,000	3,337,259
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 4.50%, 09/01/2037		1,000	969,509
5.00%, 09/01/2042		1,000	1,002,147
Riverside County Redevelopment Successor Agency AGM Series 2017-B 5.00%, 10/01/2029		1,900	2,075,326
Romoland School District Series 2015 5.00%, 09/01/2023		300	302,586

	Principal Amount (000)		U.S. $ Value

Sacramento County Sanitation Districts Financing Authority Series 2014-A 5.00%, 12/01/2029	$	2,000	$2,068,449
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(b)		1,450	1,264,352
San Diego Association of Governments (State of California DOT Fed Hwy Grant) Series 2019 1.80%, 11/15/2027		1,500	1,390,543
San Diego County Water Authority Series 2021-A 5.00%, 05/01/2023		780	785,564
5.00%, 05/01/2024		500	515,554
5.00%, 05/01/2025		1,000	1,057,054
San Francisco Intl Airport Series 2016-S 5.00%, 05/01/2025		1,050	1,105,034
5.00%, 05/01/2026		1,680	1,806,904
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	781,266
State of California
Series 2013-B 5.00%, 09/01/2023		5,635	5,712,320
Series 2015 5.00%, 03/01/2024		2,135	2,189,041
Series 2015-B 5.00%, 09/01/2023		5,700	5,778,212
Series 2020 5.00%, 11/01/2023		4,900	4,987,220
Series 2021 5.00%, 09/01/2023		2,000	2,027,443
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2025		1,900	1,997,602
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030		960	1,019,126
University of California
Series 2013-A 5.00%, 05/15/2048		6,000	6,044,851
Series 2018-A 4.00%, 05/15/2024		2,120	2,157,837
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026		1,000	1,032,129
5.00%, 01/01/2028		1,800	1,854,899

			196,484,015

	Principal Amount (000)		U.S. $ Value

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	$	1,000	$983,286
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050		100	102,216

			1,085,502

Connecticut – 0.4%
State of Connecticut Series 2015-B 5.00%, 06/15/2030		1,250	1,316,215

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(a)		100	101,256
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2031		100	65,490

			166,746

Guam – 1.5%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027		200	176,715
3.489%, 10/01/2031		120	98,731
Guam Power Authority Series 2022-A 5.00%, 10/01/2028		1,000	1,066,368
Territory of Guam Series 2019 5.00%, 11/15/2031		85	89,467
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		140	145,254
5.00%, 12/01/2030		225	233,232
5.00%, 12/01/2032		205	211,563
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023		420	423,264
5.00%, 11/15/2025		350	360,521
5.00%, 11/15/2031		840	861,245
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,017,950

			4,684,310

Illinois – 2.9%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2024		2,000	2,036,692

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	$	100	$100,479
5.00%, 09/01/2029		100	103,710
5.00%, 09/01/2033		100	102,250
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030		1,400	1,440,082
State of Illinois
Series 2014 5.00%, 05/01/2025		2,165	2,192,828
Series 2017-D 5.00%, 11/01/2024		3,190	3,250,500

			9,226,541

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2027		140	147,382
5.00%, 02/01/2031		100	106,152

			253,534

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)		110	116,780
6.10%, 12/01/2040(a)		100	106,163

			222,943

Michigan – 2.6%
City of Detroit MI Series 2018 5.00%, 04/01/2029		2,000	2,066,096
5.00%, 04/01/2030		600	618,200
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025		2,175	2,199,694
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		3,325	3,445,609

			8,329,599

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2027		100	101,855

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		420	374,858

	Principal Amount (000)		U.S. $ Value

New Jersey – 0.7%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029	$	2,000	$2,172,805

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036		210	192,888

Ohio – 0.2%
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)		655	639,719

Puerto Rico – 1.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		192	177,718
Zero Coupon, 07/01/2033		555	300,011
4.00%, 07/01/2033		130	112,718
5.25%, 07/01/2023		90	89,997
5.375%, 07/01/2025		255	256,922
5.625%, 07/01/2027		750	764,150
5.625%, 07/01/2029		100	102,321
5.75%, 07/01/2031		100	103,397
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031		110	112,241
HTA TRRB Custodial Trust 5.25%, 07/01/2041		190	188,535
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026		995	1,008,815
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		310	289,174

			3,505,999

South Carolina – 0.6%
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2039		2,000	1,882,200

Texas – 1.0%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,010	971,602

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	$ 2,140	$2,252,728

		3,224,330

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-A 5.00%, 01/01/2032(a)	990	1,033,625

Wisconsin – 0.7%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	100	100,296
5.00%, 10/01/2025(a)	225	226,414
5.00%, 10/01/2026(a)	235	236,335
5.00%, 10/01/2027(a)	245	246,110
5.00%, 10/01/2028(a)	135	135,323
5.00%, 10/01/2029(a)	100	99,936
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,135	1,136,080

		2,180,494

Total Municipal Obligations (cost $247,127,731)		237,330,835

	Shares

INVESTMENT COMPANIES – 15.6%
Funds and Investment Trusts – 15.6%(e)
iShares Core MSCI Emerging Markets ETF	278,526	13,007,164
SPDR S&P 500 ETF Trust	84,610	32,357,402
Vanguard Mid-Cap ETF	19,951	4,066,214

Total Investment Companies (cost $34,944,030)		49,430,780

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Agency CMBS – 0.9%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	$ 1,970	1,930,579
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,255	937,240

Total Commercial Mortgage-Backed Securities (cost $3,616,815)		2,867,819

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 0.8%
United States – 0.8%
U.S. Treasury Notes 2.125%, 11/30/2023	$	200	$195,344
2.625%, 02/15/2029(f) (g)		2,670	2,473,922

Total Governments - Treasuries (cost $2,990,596)			2,669,266

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Nov 2023; Contracts: 2,330; Exercise Price: EUR 3,000.00; Counterparty: UBS AG(h)	EUR	6,990,000	216,120
FTSE 100 Index Expiration: Dec 2023; Contracts: 440; Exercise Price: GBP 6,200.00; Counterparty: UBS AG(h)	GBP	2,728,000	75,642
Nikkei 225 Index Expiration: Dec 2023; Contracts: 31,000; Exercise Price: JPY 21,750.00; Counterparty: UBS AG(h)	JPY	674,250,000	186,939
S&P 500 Index Expiration: Nov 2023; Contracts: 17,600; Exercise Price: USD 3,200.00; Counterparty: UBS AG(h)	USD	56,320,000	1,909,178

Total Options Purchased - Puts (premiums paid $2,423,005)			2,387,879

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 7.289% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	$	29	28,920
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(b)		33	33,376

Total Collateralized Mortgage Obligations (cost $61,612)			62,296

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 6.5%
Investment Companies – 6.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(e) (i) (j) (cost $20,754,020)	20,754,020	$20,754,020

Total Investments – 99.5% (cost $311,917,809)(k)		315,502,895
Other assets less liabilities – 0.5%		1,575,322

Net Assets – 100.0%		$317,078,217

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	261	March 2023	$10,574,810	$(440,131)
FTSE 100 Index Futures	70	March 2023	6,318,215	(27,806)
Hang Seng Index Futures	10	January 2023	1,275,711	12,519
MSCI Emerging Markets Futures	126	March 2023	6,044,220	(112,687)
Nikkei 225 (OSE) Futures	6	March 2023	1,192,320	(64,951)
OMXS 30 Index Futures	108	January 2023	2,113,456	(60,256)
Russell 2000 E-Mini Futures	35	March 2023	3,099,075	(115,283)
S&P 500 E-Mini Futures	73	March 2023	14,092,650	(450,986)
TOPIX Index Futures	30	March 2023	4,323,758	(147,860)
U.S. T-Note 2 Yr (CBT) Futures	24	March 2023	4,921,875	6,150
U.S. T-Note 10 Yr (CBT) Futures	54	March 2023	6,064,031	(36,494)
U.S. Ultra Bond (CBT) Futures	14	March 2023	1,880,375	(39,614)
Sold Contracts
MSCI Singapore IX ETS Futures	47	January 2023	1,019,550	9,556
S&P Mid 400 E-Mini Futures	8	March 2023	1,954,080	35,163
S&P/TSX 60 Index Futures	15	March 2023	2,592,097	78,624
SPI 200 Futures	3	March 2023	357,038	6,782

				$(1,347,274)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	1,107	USD	1,342	01/18/2023	$3,084
Bank of America, NA	GBP	2,694	USD	3,209	01/18/2023	(49,763)
Bank of America, NA	USD	1,388	AUD	2,023	01/19/2023	(9,241)
BNP Paribas SA	USD	1,773	AUD	2,627	01/19/2023	16,681
BNP Paribas SA	USD	1,755	JPY	235,988	02/09/2023	51,226
Citibank, NA	CAD	4,098	USD	3,025	01/19/2023	(1,687)
Citibank, NA	USD	6,837	AUD	10,775	01/19/2023	503,981
Citibank, NA	USD	1,236	CAD	1,642	01/19/2023	(22,642)
Citibank, NA	USD	913	NOK	9,027	02/03/2023	9,451
Citibank, NA	USD	9,023	JPY	1,245,820	02/09/2023	512,926
Citibank, NA	USD	1,810	EUR	1,686	02/27/2023	1,709
Deutsche Bank AG	USD	9,364	CAD	12,664	01/19/2023	(9,650)
Goldman Sachs Bank USA	NZD	1,619	USD	1,007	02/02/2023	(20,889)
HSBC Bank USA	GBP	442	USD	532	01/18/2023	(3,433)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	USD	2,961	GBP	2,384	01/18/2023	$(77,641)
HSBC Bank USA	AUD	4,679	USD	3,115	01/19/2023	(72,967)
HSBC Bank USA	CAD	1,074	USD	787	01/19/2023	(5,866)
HSBC Bank USA	JPY	93,208	USD	711	02/09/2023	(2,669)
HSBC Bank USA	USD	5,797	EUR	5,492	02/27/2023	103,334
HSBC Bank USA	USD	831	CHF	762	03/01/2023	(2,132)
JPMorgan Chase Bank, NA	CAD	1,006	USD	744	01/19/2023	1,249
JPMorgan Chase Bank, NA	NOK	7,160	USD	715	02/03/2023	(16,952)
Morgan Stanley & Co., Inc.	USD	3,166	CAD	4,299	01/19/2023	9,290
Morgan Stanley & Co., Inc.	USD	1,746	NZD	2,831	02/02/2023	51,931
Morgan Stanley & Co., Inc.	SEK	8,541	USD	814	02/03/2023	(5,511)
Morgan Stanley & Co., Inc.	JPY	95,721	USD	703	02/09/2023	(29,389)
Morgan Stanley & Co., Inc.	EUR	2,138	USD	2,284	02/27/2023	(12,958)
Morgan Stanley & Co., Inc.	CHF	3,583	USD	3,858	03/01/2023	(40,552)
State Street Bank & Trust Co.	USD	416	GBP	347	01/18/2023	3,827
State Street Bank & Trust Co.	NZD	1,359	USD	866	02/02/2023	3,189
State Street Bank & Trust Co.	SEK	530	USD	51	02/03/2023	(355)

						$887,581

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	1,420	01/15/2025	2.565%	CPI#	Maturity	$124,128	$—	$124,128
USD	710	01/15/2025	2.585%	CPI#	Maturity	61,504	—	61,504
USD	710	01/15/2025	2.613%	CPI#	Maturity	60,733	—	60,733
USD	3,780	01/15/2026	CPI#	3.720%	Maturity	(107,221)	—	(107,221)
USD	2,150	01/15/2027	CPI#	3.320%	Maturity	(86,188)	—	(86,188)
USD	2,110	01/15/2027	CPI#	3.466%	Maturity	(65,871)	(2,321)	(63,550)
USD	6,470	01/15/2028	1.230%	CPI#	Maturity	1,119,038	—	1,119,038
USD	5,230	01/15/2028	0.735%	CPI#	Maturity	1,088,530	—	1,088,530
USD	9,210	01/15/2029	CPI#	3.290%	Maturity	(245,195)	—	(245,195)
USD	1,720	01/15/2029	CPI#	3.735%	Maturity	16,813	—	16,813
USD	1,575	01/15/2030	1.572%	CPI#	Maturity	257,573	—	257,573
USD	1,575	01/15/2030	1.587%	CPI#	Maturity	255,459	—	255,459
USD	240	01/15/2030	1.714%	CPI#	Maturity	36,182	—	36,182
USD	240	01/15/2030	1.731%	CPI#	Maturity	35,812	—	35,812
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	80,010	—	80,010
USD	1,180	01/15/2031	2.680%	CPI#	Maturity	84,150	—	84,150
USD	1,030	01/15/2031	2.989%	CPI#	Maturity	42,747	—	42,747
USD	1,110	04/15/2032	CPI#	2.909%	Maturity	(46,007)	—	(46,007)
USD	1,000	04/15/2032	CPI#	2.748%	Maturity	(58,311)	—	(58,311)
USD	600	04/15/2032	CPI#	2.722%	Maturity	(36,637)	—	(36,637)

						$2,617,249	$(2,321)	$2,619,570

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	10,300	01/15/2027	1 Day SOFR	2.728%	Annual	$(416,526)	$—	$(416,526)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	23	$(5,734)	$(2,176)	$(3,558)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	78	(19,064)	(9,333)	(9,731)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,240)	(589)	(651)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(3,100)	(1,187)	(1,913)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	159	(38,902)	(18,348)	(20,554)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	162	(39,522)	(15,155)	(24,367)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	242	(59,205)	(22,119)	(37,086)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(7,439)	(3,627)	(3,812)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	210	(51,301)	(18,603)	(32,698)

						$(225,507)	$(91,137)	$(134,370)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	$270,291	$—	$270,291
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	530,073	—	530,073
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	48,464	—	48,464
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	858,885	—	858,885
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	343,014	—	343,014
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	502,249	—	502,249

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	$284,442	$—	$284,442
JPMorgan Chase Bank, NA	USD	5,000	07/20/2024	1.995%	CPI#	Maturity	560,704	—	560,704
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	487,088	—	487,088
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	835,643	—	835,643
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	617,153	—	617,153

							$5,338,006	$—	$5,338,006

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly	$469,142	$—	$469,142

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,918	03/17/2023	$(73,243)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $24,280,585 or 7.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(c)	When-Issued or delayed delivery security.
(d)	IO - Interest Only.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Non-income producing security.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.

(k)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,719,392 and gross unrealized depreciation of investments was $(15,791,420), resulting in net unrealized appreciation of $10,927,972.

As of December 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – Great British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

Glossary:
AGM – Assured Guaranty Municipal
CBT – Chicago Board of Trade
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CMBS – Commercial Mortgage-Backed Securities
COP – Certificate of Participation
CPI – Consumer Price Index
DOT – Department of Transportation
ETF – Exchange Traded Fund
ETM – Escrowed to Maturity
ETS – Emission Trading Scheme
FTSE – Financial Times Stock Exchange
LIBOR – London Interbank Offered Rate
MUNIPSA – SIFMA Municipal Swap Index
MSCI – Morgan Stanley Capital International
NATL – National Interstate Corporation
OMXS – Stockholm Stock Exchange
SOFR – Secured Overnight Financing Rate
SPDR – Standard & Poor’s Depository Receipt
SPI – Share Price Index
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange
XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$237,330,835	$—	$237,330,835
Investment Companies	49,430,780	—	—	49,430,780
Commercial Mortgage-Backed Securities	—	2,867,819	—	2,867,819
Governments - Treasuries	—	2,669,266	—	2,669,266
Options Purchased - Puts	—	2,387,879	—	2,387,879
Collateralized Mortgage Obligations	—	62,296	—	62,296
Short-Term Investments	20,754,020	—	—	20,754,020

Total Investments in Securities	70,184,800	245,318,095	—	315,502,895
Other Financial Instruments(a):
Assets:
Futures	148,794	—	—	148,794
Forward Currency Exchange Contracts	—	1,271,878	—	1,271,878
Centrally Cleared Inflation (CPI) Swaps	—	3,262,679	—	3,262,679
Inflation (CPI) Swaps	—	5,338,006	—	5,338,006
Interest Rate Swaps	—	469,142	—	469,142
Liabilities:
Futures	(1,496,068)	—	—	(1,496,068)
Forward Currency Exchange Contracts	—	(384,297)	—	(384,297)
Centrally Cleared Inflation (CPI) Swaps	—	(645,430)	—	(645,430)
Centrally Cleared Interest Rate Swaps	—	(416,526)	—	(416,526)
Credit Default Swaps	—	(225,507)	—	(225,507)
Total Return Swaps	—	(73,243)	—	(73,243)

Total	$68,837,526	$253,914,797	$—	$322,752,323

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2022 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,560	$64,032	$60,838	$20,754	$298